Subsequent Events	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENTS

On July 5, 2024 and July 9, 2024, holders of the Warrants exercised the 2,068,970 Warrants on an alternative cashless basis to purchase 827,589 ordinary shares, As a result, the Warrants have been fully exercised.